Others	12 Months Ended
Dec. 31, 2017
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Others
40.	OTHERS

a)	On December 20, 2013, the Kaohsiung Environmental Protection Bureau (“KEPB”) imposed a fine of NT$102,014 thousand (“the Administrative Fine”) upon the Company for the violation of the Water Pollution Control Act. The Company filed an administrative appeal to nullify the Administrative Fine, which, however, was dismissed by the Kaohsiung City Government. The Company then filed a lawsuit with the Kaohsiung High Administrative Court seeking to revoke the dismissal decision made by the Kaohsiung City Government (the “Administrative Appeal Decision”) and the Administrative Fine, and to demand a refund of the fine paid by the Company. The judgment of the Kaohsiung High Administrative Court was rendered on March 22, 2016, ruling to revoke the Administrative Appeal Decision and the Administrative Fine, and to dismiss the other complaint filed by the Company (i.e., to demand a refund of the fine paid by the Company). The Company appealed against the unfavorable ruling on April 14, 2016. On June 8, 2017, the Supreme Administrative Court handed down a final and unappealable judgment which is in favor of the Company and ordered KEPB to return to the Company the fine already paid by the Company.

b)	For the future development and sustainable development of semiconductor industry , the Company’s board of directors approved in June 2016 to enter into and execute a joint share exchange agreement with SPIL to establish ASE Industrial Holding Co., Ltd. (”HoldCo”) and HoldCo will acquire all issued and outstanding shares of both ASE and SPIL in the way of share exchange. The share exchange will be conducted at an exchange ratio of 1 ordinary share of the Company for 0.5 ordinary share of HoldCo, and at NT$55 in cash per SPIL’s ordinary share, which has been adjusted to NT$51.2 after SPIL’s appropriation of earnings in 2016. The estimated cash consideration paid per SPIL’s ordinary share shall not be subject to adjustment if the aggregate amount of the cash dividends distributed by SPIL in 2017 is less than 85% of SPIL’s net profit for the year ended December 31, 2016.

According to the share exchange agreement, the completion of share exchange transaction is subject to the satisfaction or waiver of all conditions precedent. Unless the Company and SPIL entering into another agreement, this share exchange agreement shall be terminated automatically if the aforementioned conditions precedent are not satisfied or to be waived on or before December 31, 2017. On November 24, 2017, the Ministry of Commerce of the People’s Republic of China announced that it has conditionally approved the proposed transaction. On December 14, 2017, the Company and SPIL entered into an addendum to the aforementioned joint share exchange agreement to amend the definition of Long Stop Date from December 31, 2017 to October 31, 2018. As of the date the consolidated financial statements were approved for issue by board of directors, the share exchange transaction has been approved both at the Company and SPIL’s special shareholders’ meetings, and will be completed on April 30, 2018 on which the HoldCo will be established.

Due to the aforementioned share exchange agreement, treasury shares of the Company and the convertible bonds embedded with conversion option recognized as equity issued by the Company were affected as follows:

1)	For the outstanding balance of the Bonds, except where the Bonds have been redeemed or repurchased and cancelled or converted by the holders by exercising their conversion rights before the share exchange record date, the holders of the Bonds may, after the Company obtains approval from all relevant competent authorities and after the share exchange record date, convert such outstanding balance into newly issued HoldCo common shares. The conversion shall be subject to applicable laws, the indenture of the Bonds and the share exchange ratio. As of December 31, 2017, the outstanding balance of the Bonds has been fully converted or redeemed.

2)	Treasury shares purchased before the share exchange record date for the conversion of the Currency Linked Bonds will be exchanged to HoldCo’s ordinary shares, which will still be held by the Company, based on the agreed share exchange ratio. The conversion price of the Currency Linked Bonds shall also be adjusted in accordance with the agreed share exchange ratio in the joint share exchange agreement.

3)	For the employee share options issued by the Company upon the approval from relevant competent authorities before the execution of the joint share exchange agreement, HoldCo will assume the Company’s obligations under the employee share options as of the share exchange record date. Except that the exercise price and amount shall be adjusted in accordance with the agreed share exchange ratio and that the shares subject to exercise shall be converted into HoldCo’s newly issued ordinary shares, all other terms and conditions for issuance will remain the same. The final execution arrangements shall be made by HoldCo in compliance with relevant laws and regulations and subject to the approval of relevant competent authorities.